Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade receivables.
Schedule of trade receivables

	At March 31,
	2026	2025	2024
	€M	€M	€M
Trade receivables	44.2	73.5	76.4
	44.2	73.5	76.4